RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade payables	[1]	$ 52		$ 97
Related parties' expenses charged to research and development expenses	[1]	$ 243	$ 72

[1]	For the six-month period ended June 30, 2017 and 2016 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.